Equity - Schedule of Allocation of Total Share-based Compensation Expense (Details) (10-K) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Total share-based compensation expense	$ 325	$ 70
Cost of Revenues [Member]
Total share-based compensation expense	14	4
Research and Development [Member]
Total share-based compensation expense	10
Selling and Marketing [Member]
Total share-based compensation expense	29	6
General And Administrative Expense [Member]
Total share-based compensation expense	$ 272	$ 60